Segment Reporting (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenue	$ 11,420	$ 9,475	$ 43,036	$ 36,392
Gross profit	9,965	8,385	38,053	31,430
Retail
Segment Reporting Information [Line Items]
Revenue	9,179	7,821	33,628	29,591
Gross profit	8,139	7,091	30,435	26,290
Brands
Segment Reporting Information [Line Items]
Revenue	2,241	1,654	9,408	6,801
Gross profit	$ 1,826	$ 1,294	$ 7,618	$ 5,140